Vanguard GNMA Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. GNMA Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.08%	0.23%	1.50%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.72%	0.19%	1.49%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	(0.91%)	0.38%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.54%	(0.34%)	0.65%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.82%	0.29%	1.59%